Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through October 31, 2020 the date the Company issued unaudited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. During this period, there was no subsequent event that required recognition or disclosure

13. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after July 31, 2020 up through the date the Company presented these audited consolidated financial statements.

From February 17, 2020, the Company received US$15,164 from 1 investors, being the subscription for 15,000 of the company’s common shares during the Initial Public Offering (IPO) stage. The IPO process of the company is currently still ongoing and has yet to be closed. As of July 31, 2020, the subscribed shares have yet to be allotted to the investors, and the proceed is recorded as subscriptions received in advance in the balance sheet.

During the fiscal year, the World Health Organization declared the Coronavirus (COVID-19) outbreak to be a pandemic, which has caused severe global social and economic disruptions and uncertainties, including markets where the Company operates.

The Company considers this outbreak as non-adjusting-events. The consequences brought about by Covid-19 continue to evolve and whilst the Company actively monitoring and managing its operations to respond to these changes, the Company does not consider it practicable to provide any quantitative estimate on the potential impact it may have on the Company